Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and Equipment

Property and equipment as shown on the accompanying Consolidated Balance Sheets is composed of the following as of December 31, 2015 and 2014:

	2015	2014
Laboratory equipment	$525,956	$510,106
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	670,246	654,396
Accumulated depreciation and amortization	(586,638)	(557,703)
Property and equipment, net	$83,608	$96,693

Depreciation and amortization expense was $28,935, $59,037, and $68,862 during the years ended December 31, 2015, 2014 and 2013, respectively.